Employee benefits - Reconciliation of Opening and Closing Balances of Net Employee Benefit Plans and Components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Balance at January 1	€ 158.3	€ 132.1
Current service cost	3.6	3.4
Interest cost/(income)	4.7	4.6
Increase (decrease) in net defined benefit liability (asset) resulting from expense (income) in profit or loss	8.3	8.0
Demographic assumptions	0.0	0.5
Financial assumptions	(0.3)	15.8
Actuarial experience (gains) losses	(1.2)	9.8
(Gain)/loss on plan assets, excluding interest income	(2.2)	0.6
Exchange adjustments	(1.7)	0.7
Gain (loss) on remeasurement, net defined benefit liability (asset)	(5.4)	27.4
Contributions by employer	(2.0)	(1.9)
Contributions by members	0.7	0.0
Benefits paid	(6.8)	(5.9)
Increase (decrease) in net defined benefit liability (asset) resulting from other changes	(1.0)	(1.4)
Increase (decrease) in net defined benefit liability (asset) resulting from miscellaneous other changes	(9.1)	(9.2)
Balance at December 31	152.1	158.3
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at January 1	268.3	239.7
Current service cost	3.6	3.4
Interest cost/(income)	8.1	8.1
Increase (decrease) in net defined benefit liability (asset) resulting from expense (income) in profit or loss	11.7	11.5
Demographic assumptions	0.0	0.5
Financial assumptions	(0.3)	15.8
Actuarial experience (gains) losses	(1.2)	9.8
Exchange adjustments	(2.2)	1.8
Gain (loss) on remeasurement, net defined benefit liability (asset)	(3.7)	27.9
Contributions by employer	0.0
Contributions by members	0.7	1.0
Benefits paid	(8.3)	(10.4)
Increase (decrease) in net defined benefit liability (asset) resulting from other changes	(1.0)	(1.4)
Increase (decrease) in net defined benefit liability (asset) resulting from miscellaneous other changes	(8.6)	(10.8)
Balance at December 31	267.7	268.3
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at January 1	(110.0)	(107.6)
Interest cost/(income)	(3.4)	(3.5)
Increase (decrease) in net defined benefit liability (asset) resulting from expense (income) in profit or loss	(3.4)	(3.5)
(Gain)/loss on plan assets, excluding interest income	(2.2)	0.6
Exchange adjustments	0.5	(1.1)
Gain (loss) on remeasurement, net defined benefit liability (asset)	(1.7)	(0.5)
Contributions by employer	(2.0)	(1.9)
Contributions by members	0.0	(1.0)
Benefits paid	1.5	4.5
Increase (decrease) in net defined benefit liability (asset) resulting from miscellaneous other changes	(0.5)	1.6
Balance at December 31	€ (115.6)	€ (110.0)